F1 Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Risk Management [Abstract]
Summary of Capital Objectives-Related Information

Capital objectives-related information, SEK billion
	2020	2019
Free cash ﬂow before M&A 1)	22.3	7.6
Positive net cash 1)	41.9	34.5
Credit rating
Fitch	BBB-, stable	BBB-, stable
Standard & Poor’s	BBB-, stable	BB+,positive
Moody´s	Ba1, stable	Ba2,positive

1) For more information about the measures, see Alternative performance measures and Financial terminology.

Summary of Net Exposure for Largest Currencies Impact on Sales

The table below presents the net exposure for the largest currencies impact on sales and also net external transaction exposure of these currencies on profitability. The internal transaction exposures will not impact group profitability if all related transactions occur and are recognized in the profit and loss in the same month. Any effect on profit and loss is a function of timing and FX volatility, therefore impossible to predict.

Currency exposure, SEK billion
Exposure currency	Sales translation exposure	Sales transaction exposure	Sales net exposure	Net external transaction exposure 1)	Net internal transaction exposure 2)
USD 3)	76.7	36.4	113.1	(12.3)	39.6
EUR	26.0	9.5	35.5	12.5	(6.4)
CNY	15.3	(0.1)	15.2	3.0	(8.8)
INR	7.0	(0.2)	6.8	0.2	(3.3)
AUD	9.0	(0.5)	8.5	0.2	4.3
JPY	11.8	—	11.8	0.1	9.1
BRL	2.9	—	2.9	1.0	(0.5)
SAR	7.0	1.5	8.5	1.6	2.0
GBP	6.1	(0.7)	5.4	(1.0)	2.2

1) Net external sales and purchases in foreign currency.

2) Internal sales and purchases in foreign currency.

3)

Sales transaction exposure in 2020 includes volume in the cash flow hedge of USD 517 million. Based on the outstanding cash flow hedge volume at year end, the hedged sales volume that will occur in 2021 is USD 200 million.

Summary of Sensitivity to Interest Rate Increase of One Basis Point

Sensitivity to interest rate increase of 1 basis point, SEK million
	< 3M	3–12M	1–3Y	3–5Y	>5Y	Total
Interest-bearing assets	—	—	(4)	(2)	—	(6)
Interest-bearing liabilities 1)	—	—	2	4	1	7
Derivatives	—	—	—	—	1	1
Total	—	—	(2)	2	2	2

1)	Borrowings are included as they are designated FVTPL.

Disclosure of Outstanding Derivatives

Outstanding derivatives

Outstanding derivatives
2020	Gross amount recognized	Offset	Net amount presented	Related amounts not offset – collaterals	Net
Currency derivatives 1)
Assets	1,491	(7)	1,484	(1,181)	303
Liabilities	(141)	7	(134)	—	(134)
Interest rate derivatives
Assets	57	(31)	26	—	26
Liabilities	(131)	31	(100)	—	(100)

Outstanding derivatives
2019	Gross amount recognized	Offset	Net amount presented		Related amounts not offset – collaterals	Net
Currency derivatives 1)
Assets	155	(54)	101		—	101
Liabilities	(885)	54	(831)	1)	539	(292)
Interest rate derivatives
Assets	77	(36)	41		—	41
Liabilities	(201)	36	(165)		—	(165)
1)	In 2020, currency derivatives designated as cash flow hedge of SEK 127million are included in Other current assets (SEK 290 million in Other current liabilities).

Summary of Currency Derivatives Designated as Hedging Instruments

The Company holds the following currency derivatives designated as hedging instruments:

Foreign exchange forward contracts
2020	< 1 year
Notional Amount (USD millions)	200
Average forward rate (SEK/USD)	8.8238

Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets

Movements in allowances for impairment of trade receivables and contract assets
	2020	2019
Opening balance	2,983	4,123
Decrease in allowance	(118)	(737)
Write-offs	(136)	(382)
Translation difference	(211)	(21)
Closing balance 1)	2,518	2,983

1)	Of which SEK 1 (0) million relates to contract assets.

Summary of Aging Analysis of Gross Values of Trade Receivables and Contracts Assets by Risk Category

Aging analysis of gross values of trade receivables and contracts assets by risk category at December 31, 2020
	Not due	Days past dues				Total
		1-90	91-180	181-360	>360
Country risk: Low	33,620	517	63	105	308	34,613
Country risk: Medium	13,487	1,243	338	346	753	16,167
Country risk: High	3,023	394	223	275	1,159	5,074
Total past due	50,130	2,154	624	726	2,220	55,854

Summary of Outstanding Customer Finance Credit Exposure

The table below summarizes the Company’s outstanding customer finance as of December 31, 2020 and 2019.

Outstanding customer ﬁnance credit risk exposure 1)
	2020	2019
Fair value of customer ﬁnance credits	3,137	3,756
Financial guarantees for third-parties	5	24
Accrued interest	8	14
Maximum exposure to credit risk	3,150	3,794
Less third-party risk coverage	(95)	(309)
The Company’s risk exposure, less third-party risk coverage	3,055	3,485

1)	This table has been adjusted to show the maximum exposure to credit risk.

Disclosure of Customer Finance Fair Value Reconciliation

Customer ﬁnance fair value reconciliation
	2020	2019
Opening balance	3,756	2,884
Additions	24,765	29,732
Disposals/repayments	(25,069)	(28,032)
Revaluation	(66)	(804)
Translation difference	(249)	(24)
Closing balance	3,137	3,756
Of which non-current	1,221	2,262

Summary of Cash, Cash Equivalents and Interest-Bearing Securities

Cash, cash equivalents, interest bearing securities and derivative assets
2020	Rating or equivalent	< 3 M	3–12 M	1–5 Y	>5 Y	Total
Bank deposits		26,829	130	16	—	26,975
Other financial institutions		202	—	—	—	202
Type of issuer:
Governments	AAA	15,000	605	12,483	395	28,483
Corporates	A2/P2	1,960	—	—	—	1,960
Mortgage institutes	AAA	216	3,969	10,240	—	14,425
Derivative assets		189	346	975	—	1,510
		44,396	5,050	23,714	395	73,555

2019	Rating or equivalent	< 3 M	3–12 M	1–5 Y	>5 Y	Total
Bank deposits		35,006	309	1	—	35,316
Other financial institutions		294	—	—	—	294
Type of issuer:
Banks		441	213	—	—	654
Governments	AAA	4,028	1,590	8,361	906	14,885
Corporates	A2/P2	5,305	—	—	—	5,305
Mortgage institutes	AAA	278	3,832	11,088	—	15,198
Other financial institutions	A2	490	50	—	—	540
Derivative assets		4	3	135	—	142
		45,846	5,997	19,585	906	72,334

Summary of Funding Programs

Funding programs 1)
	Amount	Utilized	Unutilized
Euro Medium-Term Note program (USD million)	5,000	1,577	3,423
SEC Registered program (USD million) 2)		1,000

1)	There are no financial covenants related to these programs.
2)	Program amount indeterminate.

Summary of Committed Credit Facilities
Committed credit facilities
	Amount	Utilized	Unutilized
Multi-currency revolving credit facility (USD million)	2,000	—	2,000
European Investment Bank (EIB) credit facility (EUR million)	250	—	250

Summary of Financial Instruments

Financial instruments
	2020					2019
	Amortized	Fair	Fair value hierarchy level			Amortized	Fair	Fair value hierarchy level
	cost	value	Level 1	Level 2	Level 3	cost	value	Level 1	Level 2	Level 3
Assets at fair value through profit or loss
Customer finance	—	3.1	—	—	3.1	—	3.8	—	—	3.8
Interest bearing securities	—	28.1	28.1	—	—	—	26.6	26.6	—	—
Cash equivalents 3)	—	23.6	—	23.6	—	—	23.9	—	23.9	—
Other financial assets 1)	—	1.5	—	—	1.5	—	1.4	0.2	—	1.2
Other current assets 2)	—	1.5	—	1.5	—	—	1.3	—	0.1	1.2
Assets at fair value through OCI
Trade receivable	—	42.1	—	—	42.1	—	43.1	—	—	43.1
Assets at amortized cost
Interest bearing securities	0.4	—	—	—	—	0.5	—	—	—	—
Cash equivalents 3)	3.6	—	—	—	—	3.8	—	—	—	—
Other financial assets	0.5	—	—	—	—	0.2	—	—	—	—
Financial assets	4.5	99.9				4.5	100.1

Financial liabilities at designated FVTPL
Parent Company borrowings	—	(27.2)	(18.9)	(8.3)	—	—	(35.9)	(20.5)	(15.4)	—
Financial liabilities at FVTPL
Other current liabilities	—	(0.2)	—	(0.2)	—	—	(1.0)	—	(1.0)	—
Liabilities at amortized cost
Trade payables	(32.0)	—	—	—	—	(30.4)	—	—	—	—
Borrowings	(2.9)	—	—	—	—	(1.8)	—	—	—	—
Financial liabilities	(34.9)	(27.4)				(32.2)	(36.9)
1)	Other financial assets in Level 3 relate to investment in equity interests which are included in “Other investments in shares and participants” within note F3 “Financial assets, non-current.”

2) Oher current asset in Level 3 at the end of 2019 relates to a financial investment which was fully redeemed in 2020.

3) Total Cash and cash equivalent is SEK 43.6 (45.1) billion, of which SEK 27.2 (27.7) billion relating to Cash equivalents are presented in the table above.